Leases - Schedule of Operating Lease Right of Use (“ROU”) Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Right of Use (“Rou”) Assets and Liabilities [Abstract]
Operating lease assets	$ 147,704	$ 174,365	$ 277,995
Operating lease liabilities:
Current operating lease liabilities	113,598	110,856	89,318
Long term operating lease liabilities	39,713	69,094	190,989
Total operating lease liabilities	$ 153,311	$ 179,950	$ 280,307